Share-Based Compensation - Schedule of Fair Value Assumptions (Details)	12 Months Ended
	Jul. 31, 2017	Jul. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Volatility	81.00%	82.12%
Risk-free interest rate	1.70%	0.83%
Dividend yield	0.00%	0.00%
Expected life	4 years 7 months 28 days	2 years 1 month 16 days